Other Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Other Borrowings

The following is a summary of the Company’s other borrowings as of September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Securities sold under agreements to repurchase	$30,807	$17,249
Line of credit	—	20,650
Total	$30,807	$37,899

        The following is a summary of the Company's other borrowings as of December 31, 2016 and 2015:

	2016	2015
Securities sold under agreements to repurchase	$17,249	$12,659
Revolving line of credit	20,650	—
Total	$37,899	$12,659

Summary of Short-term Credit Lines Available for Use

The following table presents short-term credit lines available for use, for which the Company did not have an outstanding balance as of September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Federal Reserve Bank of Chicago discount window line	$135,278	$110,600
Available federal funds lines	40,000	20,000

        The following table presents short-term credit lines available for use, for which the Company did not have an outstanding balance as of December 31, 2016 and 2015:

	2016	2015
Federal Reserve Bank of Chicago discount window line	$110,600	$170,900
Available federal funds line	20,000	20,000